Schedule of other significant items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Interest expense	$ 44,890	$ 23,225	$ 93,782
Depreciation and amortization	173,217	119,348	172,016
Capital expenditure	116,030
Property Management Services [Member]
Revenue from External Customer [Line Items]
Interest expense	2,137	2,584	1,276
Depreciation and amortization	139,987	119,348	172,016
Capital expenditure
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Interest expense	10,440
Depreciation and amortization	13,058
Capital expenditure	113,603
Unallocated [Member]
Revenue from External Customer [Line Items]
Interest expense	32,313	20,641	92,506
Depreciation and amortization	20,172
Capital expenditure	$ 2,427